PNC S&P 500 INDEX FUND (Prospectus Summary): | PNC S&P 500 INDEX FUND
PNC S&P 500 Index Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC S&P 500 Index Fund on page 25 of the prospectus and under the section entitled “Details About the Funds” under the PNC S&P 500 Index Fund on page 35 of the prospectus, the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Principal Investment Strategies

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.